Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)
Short-term borrowings | ¥	¥ 77,000,000		¥ 24,895,606
Amounts due to related parties | ¥	¥ 323,400		719,400
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized (in Shares) | shares	500,000,000	500,000,000
Ordinary shares, issued (in Shares) | shares	66,667,000	66,667,000
Ordinary shares, outstanding (in Shares) | shares	66,667,000	66,667,000
Variable Interest Entity, Primary Beneficiary
Short-term borrowings	¥ 77,000,000		24,895,606
Accounts payable | ¥	741,169		600,000
Deferred revenue	1,204,033		10,000
Salary and welfare payable	2,007,834		263,232
Amounts due to related parties	323,400		719,400
Tax payable	628,081		237,473
Accrued liabilities and other current liabilities	¥ 16,708,810		¥ 3,710,356